Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-performing Assets
Loans 90 days past due and still accruing interest	$ 1,024	$ 84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Foreclosed real estate and repossessed assets	32,215	63,613
Non-performing assets	$ 130,650	$ 196,858